INVESTMENT IN ASSOCIATED COMPANIES (Movement in allowance for expected credit losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 3,266	$ 6,988
Ending balance	$ 2,808	$ 3,266	$ 6,988
River Box
Financing Receivable, Allowance for Credit Loss [Line Items]
Participation in equity method investee (percent)	49.90%	49.90%	49.90%
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 378
Allowance recorded in net income of associated company	(70)
Ending balance	$ 308	$ 378